Revenue - Summary of Revenue from Contracts with Customers and Geographical Location (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Disaggregation of revenue from contracts with customers	$ 40,740,083	$ 12,916,256
Revenue	40,740,083	12,916,256
Egypt
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,085,808	9,752,605
Pakistan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,716,638	2,407,326
Kenya
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,091,455	351,229
Kingdom of Saudi Arabia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,005,566	24,826
Jordan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,651,022	85,745
Argentina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,381,631	0
Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	743,030	0
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,064,933	294,525
Business to customers – B2C
Disclosure of disaggregation of revenue from contracts with customers [line items]
Disaggregation of revenue from contracts with customers	15,355,066	5,092,454
Business to business – SaaS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Disaggregation of revenue from contracts with customers	483,233	0
Business to business – TaaS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Disaggregation of revenue from contracts with customers	$ 24,901,784	$ 7,823,802